Share-based payments - Former Chief Executive Officer Grant - Reconciliation of outstanding awards (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 Option	Dec. 31, 2020 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 Option	Dec. 31, 2019 shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards exercisable	0	0	0
Options granted to Dan Menichella
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period	7,305,838		745,236	6,640,449			7,972,425
Granted during the period	658,735		267,822	665,389		745,236	0
Outstanding at the end of the period	7,951,265		906,595	7,305,838		745,236	6,640,449
Thereof vested		420,595,000			175,397,000
Thereof expensed		0			0		0